Pursuant to Rule 497 (e)
                                                      Registration No. 33-74470
===============================================================================
DAILY INCOME FUND                                 600 Fifth Avenue
(the "Fund")                                      New York, NY  10020
                                                  (212) 830-5345
                                                  (800) 433-1918 (Toll Free)
===============================================================================

    SUPPLEMENT DATED JANUARY 22, 2009 TO THE PROSPECTUSES DATED JULY 29, 2008

This supplement provides new and additional information beyond that contained in the Fund's Prospectuses and should be read in conjunction with such Prospectuses.

The following risk disclosure is hereby added to the "Principal Risks" section in the Fund's Prospectuses for the U.S. Treasury Portfolio and U.S. Government
Portfolio:

"The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Fund itself. The Portfolios' investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities."

The following disclosure regarding fee waivers and expense reimbursements is hereby added to the Institutional Class Shares and Institutional Service Class Shares Prospectus, the Investor Class Shares and Investor Service Class Shares Prospectus, the Short Term Income Shares Class Shares and Retail Class Shares Prospectus, and the Pinnacle Class Shares Prospectus:

Currently, the Fund's investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating Expenses as set forth below (the "Expense Cap Arrangement"). The Expense Cap Arrangement may not be modified or terminated before August 1, 2009, without prior approval of the Fund's Board of Trustees.


-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

                             Institutional  Institutional    Investor      Investor      Short Term Income     Retail
                                 Class      Service Class     Class     Service Class      Shares Class         Class      Pinnacle
                                 Shares         Shares        Shares        Shares            Shares           Shares       Shares
-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

Money Market Portfolio           0.25%          0.50%        0.70%          0.90%             0.99%            1.05%        0.25%
-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

U.S. Treasury Portfolio          0.25%          0.50%        0.68%          0.90%             0.95%            1.05%        0.25%
-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

U.S. Government Portfolio        0.25%          0.50%        0.70%          0.90%              N/A             1.05%         N/A
-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

Municipal Portfolio              0.25%          0.50%        0.70%          0.90%             0.81%            1.05%         N/A
-------------------------- -------------- -------------- ----------- ---------------- ------------------- ------------- -----------

In addition, in light of recent market conditions, the Fund's investment manager and distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Fund's investment manager and/or distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund's Board of Trustees has agreed that the Fund's investment manager and distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Fund's investment adviser and/or distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Fund's investment manager and distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense was borne. This reimbursement could negatively affect a class' future yield.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------

Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund
Shares of DAILY INCOME FUND(the "Fund")

===============================================================================

                        SUPPLEMENT DATED JANUARY 22, 2009
                     TO THE PROSPECTUS DATED JULY 29, 2008

This supplement provides new and additional information beyond that contained in the Fund's Prospectus and should be read in conjunction with such Prospectus.

The following risk disclosure is hereby added to the "Principal Risks" section in the Fund's Prospectuses for the U.S. Treasury Portfolio and U.S. Government
Portfolio:

"The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Fund itself. The Portfolios' investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
OPPENHEIMER
Available exclusively to customers of
Oppenheimer & Co. Inc. and its Affiliates

125 Broad Street
New York, NY  10004
-------------------------------------------------------------------------------
ADVDIF suppl FED GUARANTEE For BK DEBT 1/22/09

Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund
Shares of DAILY INCOME FUND(the "Fund")

===============================================================================

                        SUPPLEMENT DATED JANUARY 22, 2009
                     TO THE PROSPECTUS DATED JULY 29, 2008

This supplement provides new and additional information beyond that contained in the Fund's Prospectus and should be read in conjunction with such Prospectus.

The following risk disclosure is hereby added to the "Principal Risks" section in the Fund's Prospectuses for the U.S. Treasury Portfolio and U.S. Government
Portfolio:

"The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Fund itself. The Portfolios' investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
AVAILABLE THROUGH:
BUYANDHOLD
A Division of Freedom Investments, Inc.
a wholly owned subsidiary of
Oppenheimer & Co. Inc.

375 Raritan Center Parkway
Edision, NJ  08837
-------------------------------------------------------------------------------
B&H DIF suppl FED Guarantee For BK DEBT  1/22/09